Supplement to the

	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Canada Fund	FACNX	FTCNX	FBCNX	FCCNX	FICCX
Fidelity Advisor China Region Fund	FHKAX	FHKTX	FHKBX	FCHKX	FHKIX
Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund	FMEAX	FEMTX	FEMBX	FEMCX	FIEMX
Fidelity Advisor Emerging Markets Discovery Fund	FEDAX	FEDTX	--	FEDGX	FEDIX
Fidelity Advisor International Discovery Fund	FAIDX	FTADX	FADDX	FCADX	FIADX
Fidelity Advisor International Growth Fund	FIAGX	FITGX	FBIGX	FIGCX	FIIIX
Fidelity Advisor International Small Cap Fund	FIASX	FTISX	FIBSX	FICSX	FIXIX
Fidelity Advisor International Small Cap Opportunities Fund	FOPAX	FOPTX	FOPBX	FOPCX	FOPIX
Fidelity Advisor International Value Fund	FIVMX	FIVPX	FIVNX	FIVOX	FIVQX
Fidelity Advisor Japan Fund	FPJAX	FJPTX	FJPBX	FJPCX	FJPIX
Fidelity Advisor Latin America Fund	FLFAX	FLFTX	FLFBX	FLFCX	FLFIX
Fidelity Advisor Total Emerging Markets Fund	FTEDX	FTEHX	--	FTEFX	FTEJX
Fidelity Advisor Total International Equity Fund	FTAEX	FTTEX	FTBEX	FTCEX	FTEIX
Fidelity Advisor Worldwide Fund	FWAFX	FWTFX	FWBFX	FWCFX	FWIFX

Fidelity Advisor Canada Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity® Canada Fund; Fidelity Advisor China Region Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity China Region Fund; Fidelity Advisor Emerging Europe, Middle East, Africa (EMEA) Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Europe, Middle East, Africa (EMEA) Fund; Fidelity Advisor Emerging Markets Discovery Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Emerging Markets Discovery Fund; Fidelity Advisor International Discovery Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Discovery Fund; Fidelity Advisor International Growth Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Growth Fund; Fidelity Advisor International Small Cap Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Fund; Fidelity Advisor International Small Cap Opportunities Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Small Cap Opportunities Fund; Fidelity Advisor International Value Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity International Value Fund; Fidelity Advisor Japan Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Japan Fund; Fidelity Advisor Latin America Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Latin America Fund; Fidelity Advisor Total Emerging Markets Fund Class A, Class T, Class C, and Institutional Class are Classes of shares of Fidelity Total Emerging Markets Fund; Fidelity Advisor Total International Equity Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Total International Equity Fund; and Fidelity Advisor Worldwide Fund Class A, Class T, Class B, Class C, and Institutional Class are Classes of shares of Fidelity Worldwide Fund

Funds of Fidelity Investment Trust

STATEMENT OF ADDITIONAL INFORMATION

December 29, 2012

The following information replaces similar information found in the "Buying, Selling, and Exchanging Information" section beginning on page 40.

Class A: Shares of Class A may be exchanged for Class Z or Institutional Class shares of the same fund.

Class T: Shares of Class T may be exchanged for Class A (on a load-waived basis), Class Z, or Institutional Class shares of the same fund.

Class B: Shares of Class B may be exchanged for Class A, Class T, Class Z, or Institutional Class shares of the same fund.

Class C: Shares of Class C may be exchanged for Class A, Class T, Class Z, or Institutional Class shares of the same fund.

ACOM10AB-13-01  August 13, 2013
1.893757.109

Class Z: Shares of Class Z may be exchanged for Class A or Institutional Class shares of the same fund if you are no longer eligible for Class Z.

Institutional Class: Shares of Institutional Class may be exchanged for Class A, if you are no longer eligible for Institutional Class, or Class Z shares of the same fund.